SHAREHOLDERS EQUITY (DEFICIT) (Details Narrative)			1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 10, 2020 integer $ / shares shares	Sep. 03, 2019 $ / shares shares	Sep. 21, 2020 integer $ / shares shares	Sep. 15, 2020 shares	Feb. 29, 2020 integer $ / shares shares	Mar. 31, 2021 integer $ / shares shares	Dec. 31, 2020 integer $ / shares shares	Dec. 31, 2019 shares
Common stock, shares issued						305,451,498	305,451,498
Total outstanding shares						305,451,498	305,451,498
Minimum [Member]
Increase in common stock outstanding				101,766,666
Maximum [Member] | Certificate Of Amendment [Member]
Increase in common stock outstanding				305,451,498
Stock split, description				3 for 1 forward stock split
5 non-US shareholders [Member]
Common stock, shares issued		74,000
Total outstanding shares								100,074,000
Per share value | $ / shares		$ 3
Founders [Member]
Common stock, shares issued						100,000,000	100,000,000
Per share value | $ / shares						$ 0	$ 0
Number of founders | integer						33	33
Shareholders [Member]
Common stock, shares issued	26,000		151,500		1,666,666
Number of shareholder | integer	2		303		2
Per share value | $ / shares	$ 3		$ 5		$ 3
Increase in common stock outstanding	10,176,666